Structured Entities	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Structured Entities
Note 7: Structured Entities
We enter into certain transactions in the ordinary course of business which involve the establishment of SEs to facilitate or secure customer transactions and to obtain alternate sources of funding. We are required to consolidate a SE if we control the entity. We control a SE when we have power over the SE, exposure to variable returns as a result of our involvement, and the ability to exercise power to affect the amount of our returns.
In assessing whether we control a SE, we consider the entire arrangement to determine the purpose and design of the SE, the nature of any rights held through contractual arrangements, and whether we are acting as principal or agent.
We perform a reassessment of consolidation if facts and circumstances indicate that there have been changes to one or more of the elements of control over the SE. In the event such reassessment results in a loss of control, we will de-recognize the related assets (including goodwill), liabilities, and non-controlling interest at their carrying amounts and recognize any consideration received or retained interest at fair value with any differential recognized as gain or loss in our Consolidated Statement of Income. Information regarding our basis of consolidation is included in Note 1.
Consolidated Structured Entities
Bank Securitization Vehicles
We use securitization vehicles to securitize our Canadian credit card loans, Canadian real estate lines of credit, Canadian auto loans and U.S. equipment loans in order to obtain alternate sources of funding. The structure of these vehicles limits the activities they can undertake and the types of assets they can hold, and the vehicles have limited decision-making authority. The vehicles issue term asset-backed securities (ABS) to fund their activities. We control and consolidate these vehicles, as we have the key decision-making powers necessary to obtain the majority of the benefits of their activities.
The following table presents the carrying amounts and fair values of transferred assets that did not qualify for derecognition and the associated liabilities issued by our bank securitization vehicles:

(Canadian $ in millions)		2021		2020
	Carrying amount (1)	Fair value	Carrying amount (1)	Fair value
Assets
Credit cards	7,106	7,106	6,825	6,825
Consumer instalment and other personal (2)	5,228	5,238	6,291	6,312
Business and government	250	253	484	484
Total	12,584	12,597	13,600	13,621
Associated liabilities (3)	7,278	7,341	8,272	8,416

(1)	Carrying amount of loans is net of allowance.
(2)	Includes real estate lines of credit and auto loans.
(3)	Associated liabilities are recognized in Securitization and structured entities’ liabilities in our Consolidated Balance Sheet.
U.S. Customer Securitization Vehicle
We sponsor one customer securitization vehicle, Fairway Financial Company LLC, (also referred to as a bank-sponsored multi-seller conduit) that provides our customers with alternate sources of funding through the securitization of their assets. This vehicle provides clients with access to financing in the asset-backed commercial paper (ABCP) markets by allowing them to either sell their assets directly into the vehicle or indirectly by selling an interest in the securitized assets into the vehicle, which then issues ABCP to investors in order to fund the purchases. The sellers remain responsible for servicing the transferred assets and are first to absorb any losses realized on those assets. We are not responsible for servicing or absorbing the first loss and none of the sellers are affiliated with BMO. We earn fees for providing services related to the securitizations, including liquidity, distribution and financial arrangement fees for supporting the ongoing operations of the vehicle. Effective October 31, 2021, we concluded we no longer control this vehicle and have deconsolidated our investment, as our relationship has changed from principal to agent as reflected primarily in the change to our exposure to variable returns. We derecognized

$3,896 million of assets and $3,672 million of liabilities from our consolidated balance sheet on loss of control. We concurrently recognized $218 million in Securities, representing the carrying value of our interest in the vehicle, and $6 million in Other Assets. No gain or loss was recognized in our consolidated income statement as a result of deconsolidating this entity.
We provide committed liquidity support facilities to this vehicle, which may require that we provide additional financing to the vehicle in the event that certain events occur. The total committed undrawn amount under these facilities as at October 31, 2021 was
$8,095 million ($7,340
million as at October 31, 2020).
O
ur interest in this vehicle as at October 31, 2021 has been incl
u
ded in the Unconsolidated Structured Entities table below
.
Capital and Funding Vehicles
We sponsor the Trust established in connection with the issuance of $1,250 million 4.3% Limited Recourse Capital Notes Series 1 (LRCN), which holds $1,250 million of BMO issued
Non-cumulative,
5-year
Rate Reset Class B Preferred Shares, Series 48
(Non-Viability
Contingent Capital (NVCC)), issued concurrently with the LRCN. We determined that we control and therefore consolidate this vehicle as we are exposed to its variable returns and have key decision-making powers over its activities. Refer to Note 16 for further information.
We have a funding vehicle, created under the covered bond program, that was established to guarantee payments due to bondholders on bonds issued by us. We sell assets to this funding vehicle in exchange for an intercompany loan. Refer to Note 13 for further information on our covered bond deposit liabilities.
We may also use capital vehicles to transfer our credit exposure on certain loan assets. We purchase credit protection against eligible credit events from these vehicles. The vehicles collateralize their obligation through the issuance of guarantee-linked notes. Loan assets are not sold or assigned to the vehicles and remain on our Consolidated Balance Sheet. During the year, we redeemed all guaranteed linked notes issued by these vehicles. Consequently, as at October 31, 2021, $nil of guaranteed linked notes issued by these vehicles were included in deposits in our Consolidated Balance Sheet ($120 million at October 31, 2020).
For those vehicles that purchase assets from us or are designed to pass on our credit risk, we have determined that, based on the rights of the arrangements or through our equity interest, we have significant exposure to the variable returns of the vehicles, and we control and therefore consolidate these vehicles. Additional information related to notes issued by, and assets sold to, these vehicles is provided in Notes 13 and 24, respectively.
Other
We have other consolidated structured entities, created to meet the bank’s and customers needs. Aside from the exposure resulting from our involvement as a sponsor, the bank does not have other contractual or non-contractual arrangements to provide financial support to these consolidated structured entities.
Unconsolidated Structured Entities
The table below presents amounts related to our interests in unconsolidated SEs:

(Canadian $ in millions)			2021			2020
	Canadian and U.S. customer securitization vehicles (1) (3)	Capital vehicles	Other securitization vehicles	Canadian customer securitization vehicles (1)	Capital vehicles	Securitization vehicles
Interests recorded on our Consolidated Balance Sheet
Cash and cash equivalents	63	1,210	–	46	1,173	–
Trading securities	24	–	58	75	–	72
FVTPL securities	218	–	–	158	–	–
FVOCI securities	464	–	–	291	–	–
Amortized cost securities	–	–	93	–	–	102
Derivatives	2	–	–	22	–	–
Other	5	–	–	–	39	–
	776	1,210	151	592	1,212	174
Deposits	63	1,210	–	46	1,173	–
Other	–	22	–	–	25	–
Exposure to loss (2)	14,208	–	151	7,015	1	174
Total assets of the entities	8,116	1,234	5,686	5,265	1,198	2,560

(1)
Securities held that are issued by our Canadian and U.S. customer securitization vehicles are comprised of asset-backed commercial paper and are classified as trading securities, FVTPL securities and FVOCI securities.

(2)	Exposure to loss represents securities held, undrawn liquidity facilities, any remaining unfunded committed amounts to the BMO funded vehicle, derivative assets and other assets.
(3)	Includes the U.S. customer securitization vehicle, Fairway Financial Company LLC, which was deconsolidated on a prospective basis during fiscal 2021.

Canadian Customer Securitization Vehicles
W
e sponsor customer securitization vehicles (also referred to as bank-sponsored multi-seller conduits) that provide our customers with alternate sources of funding through the securitization of their assets. These vehicles provide clients with access to financing either from BMO or in the ABCP markets by allowing them to either sell their assets directly into the vehicle or indirectly by selling an interest in the securitized assets into the vehicle, which then issues ABCP to either investors or BMO to fund the purchases. The sellers remain responsible for servicing the transferred assets and are first to absorb any losses realized on those assets. We are not responsible for servicing or absorbing the first loss and none of the sellers are affiliated with BMO. We earn fees for providing services related to the securitizations, including liquidity, distribution and financial arrangement fees for supporting the ongoing operations of the vehicles. We have determined that we do not control these entities, as their key relevant activity, the servicing of program assets, does not reside with us.
We provide liquidity facilities to the market-funded vehicles, which may require that we provide additional financing to the vehicles in the event that certain events occur. The total committed and undrawn amount under these liquidity facilities and any undrawn amounts of the BMO funded vehicle as at October 31, 2021 was $5,400 million ($6,469 million as at October 31, 2020).
Capital Vehicles
We also use capital vehicles to pass our credit risk to security holders of the vehicles. In these situations, we are not exposed to significant default or credit risk. Our remaining exposure to variable returns is less than that of the note holders in these vehicles, who are exposed to our default and credit risk. We are not required to consolidate these vehicles.
Other Securitization Vehicles
O
ther securitization vehicles include holdings in asset-backed securitizations. Where we sponsor SEs that securitize MBS into CMOs, we may have interests through our holdings of CMOs but do not consolidate the SEs as we do not have power to direct their relevant activities. These include government-sponsored agency securities such as U.S. government agency issuances. In determining whether we are a sponsor of a SE, we consider both qualitative and quantitative factors, including the purpose and nature of the entity, and our initial and continuing involvement. Subsequent to the securitization, we sell the CMOs to third parties. Our maximum exposure to loss is limited to our on-balance
sheet investments in these entities, included in the table above.
Where the asset-backed instruments in these securitizations are transferred to third parties, but we retain substantially all risks and rewards related to the transferred assets, we continue to recognize the transferred assets with the related cash proceeds recognized as secured financing in our Consolidated Balance Sheet. As at October 31, 2021, these transferred assets were carried at fair value totalling $53 million ($69 million as at October 31, 2020) with $nil million ($nil million as at October 31, 2020) recognized in securitization and structured entities’ liabilities, also carried at fair value.
Where the asset-backed instruments in these securitizations are transferred to third parties and qualify for derecognition, we record the related gains or losses in non-interest
revenue, trading
revenues
. We may also retain an interest in the CMOs sold, which represents our continuing involvement. As at October 31, 2021, we held retained interests of $5 million ($3 million as at October 31, 2020) carried at fair value on our Consolidated Balance Sheet.
During the year ended October 31, 2021, we sold $2,549 million of MBS to these sponsored securitization vehicles ($5,797 million in 2020), where we divested all interests in the securitized MBSs and any gains and losses were recorded in non-interest
revenue, trading
revenues
.
BMO Managed Funds
We have established a number of funds that we also manage. We assess whether or not we control these funds based on the economic interest we have in the funds, including investments in the funds and management fees earned from the funds, and any investors’ rights to remove us as investment manager. We only consolidate those funds that we control. Our total interest in unconsolidated BMO managed funds was $1,345 million at October 31, 2021 ($1,718 million in 2020), with $321 million included in FVTPL securities and $1,024 million included in trading securities as at October 31, 2021 ($444 million and $1,274 million, respectively, in 2020) in our Consolidated Balance Sheet.
Other Structured Entities
We purchase and hold investments in a variety of third-party SEs, including exchange-traded funds, mutual funds, limited partnerships investment trusts and government-sponsored ABS vehicles, which are recorded in securities in our Consolidated Balance Sheet. We are considered to have an interest in these investments through our holdings and because we may act as a counterparty in certain derivatives contracts. We are not the investment manager or the sponsor of any of these investments. We are generally a passive investor and do not have power over the key decision-making activities of these investments. Our maximum exposure to loss from our investments is limited to the carrying amounts of our investments and any unutilized commitment we have provided.
Sponsored Structured Entities
We may be deemed to be the sponsor of a SE if we are involved in its design, legal set-up
or marketing. We may also be deemed to be the sponsor of a SE if market participants would reasonably associate the entity with us. Any interests in securitization vehicles we have sponsored are disclosed in the interests in unconsolidated structured entities table above.
Financial Support Provided to Structured Entities
During the years ended October 31, 2021 and 2020, we did not provide any financial or non-financial
support to any consolidated or unconsolidated SEs when we were not contractually obligated to do so. Furthermore, we have no intention of providing such support in the future.